EFMT DEPOSITOR LLC abs-15g

Exhibit 99.07 Schedule 2

Infinity Loan ID	Loan Number	Redacted ID	Loan Number 2	Borrower Name	State	QM/ATR Status	Initial Overall Loan Grade	Final Overall Grade	Final Credit Grade	Final Property Grade	Final Compliance Grade	Material (level 3) TRID exception?	Material (level 3) Non-TRID exception?	Active Material Exceptions	Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Compensating Factors	Property Type	Note Date	LTV	CLTV	Occupancy	Purpose	Credit Score	Brwr 1 Yrs in Property	Brwr 1 Occupation	Brwr 1 Yrs on Job	Total Monthly Income	Mortgage History	Cash Out Amount	DTI	FTHB Flag	Loan Doc Type	Loan Status	Review Date
xx	xx	2092655		xx	New York	Not Covered/Exempt	1	1	1	1	1	No	No						2 Family	xx	xx	xx	Investor	Cash Out	788					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			DSCR	QC Complete	10/22/2025
xx	xx	2092654		xx	South Carolina	Not Covered/Exempt	1	1	1	1	1	No	No						PUD	xx	xx	xx	Investor	Cash Out	739					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			DSCR	QC Complete	10/22/2025
xx	xx	2092657		xx	West Virginia	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: The appraisal dated xx was completed after the CDA dated xx. Please provide a CDA with a date after the appraisal. Resolved 10/31/2025 - Received CDA for xx, condition resolved.			3 Family	xx	xx	xx	Investor	Cash Out	738		xx	5		Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			No Documentation	QC Complete	10/29/2025
xx	xx	2092659		xx	Connecticut	Not Covered/Exempt	1	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Cash Out	770					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			No Documentation	QC Complete	10/27/2025
xx	xx	2103446		xx	New Jersey	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Borrower Identity Missing - EV R COMMENT: Provide an updated government ID. The current ID for guarantor xx expired on xx. Resolved 11/24/2025 - Received GOV ID, condition resolved.			2 Family	xx	xx	xx	Investor	Cash Out	728					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			DSCR	QC Complete	11/19/2025
xx	xx	2103447		xx	Texas	Not Covered/Exempt	4	2	2	1	1	No	No			*** (CURED) Required Documentation Missing or Incomplete - EV R COMMENT: The Note date is xx, while the DOT shows a notary signature date of xx. Please provide a copy of the updated deed of trust (DOT) with the corrected notary date of xx. Resolved 11/21/2025 - Received Corrected and recorded mortgage, condition resolved.	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: The loan file does not meet guideline requirements. According to the “xx,” the minimum loan amount required is $100,000. However, the subject loan amount is xx. Waived 11/20/2025 - A copy of an exception approval letter has been received.	DSCR: 1.10 DSCR exceeds the guideline requirement of 1.00. Reserves: The 54 months of available reserves are more than the guideline requirement of 6 months. FICO: 803 FICO exceeds the guideline requirement of 680.	Single Family	xx	xx	xx	Investor	Refinance	803					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				No Documentation	QC Complete	11/24/2025
xx	xx	2103448		xx	Texas	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Required Documentation Missing or Incomplete - EV R COMMENT: The Note date is xx, while the DOT shows a notary signature date of xx. Please provide a copy of the updated deed of trust (DOT) with the corrected notary date of xx. Resolved 11/21/2025 -Received corrected mortgage, condition resolved.			Single Family	xx	xx	xx	Investor	Refinance	803					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				DSCR	QC Complete	11/17/2025
xx	xx	2103449		xx	Texas	Not Covered/Exempt	4	2	2	1	1	No	No			*** (CURED) Required Documentation Missing - EV R COMMENT: The note date is xx, while the DOT shows a notary signature date of xx. Please provide a copy of the updated deed of trust (DOT) with the corrected notary date of xx. Resolved 11/21/2025 -Received corrected mortgage, condition resolved.	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: The loan file does not meet guideline requirements. According to the “xx,” the minimum loan amount required is $100,000. However, the subject loan amount is xx. Waived 11/20/2025 - A copy of an exception approval letter has been received.	DSCR: 1.05 DSCR exceeds the guideline requirement of 1.00. Reserves: The 49 months of available reserves are more than the guideline requirement of 6 months. FICO: 803 FICO exceeds the guideline requirement of 680.	Single Family	xx	xx	xx	Investor	Refinance	803					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				DSCR	QC Complete	11/17/2025
xx	xx	2103450		xx	Texas	Not Covered/Exempt	4	2	2	1	1	No	No			*** (CURED) Required Documentation Missing or Incomplete - EV R COMMENT: Note date is listed as xx and DOT indicates a notary signature date of xx, Provide a copy of the updated deed of trust (DOT) with corrected notary date on xx Resolved 11/21/2025 -Received corrected mortgage, condition resolved.	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: The loan file does not meet guideline requirements. According to the “xx,” the minimum loan amount required is $100,000. However, the subject loan amount is xx. Waived 11/20/2025 - A copy of an exception approval letter has been received.	DSCR: 1.05 DSCR exceeds the guideline requirement of 1.00. Reserves: The 49 months of available reserves are more than the guideline requirement of 6 months. FICO: 803 FICO exceeds the guideline requirement of 680.	Single Family	xx	xx	xx	Investor	Refinance	803					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				DSCR	QC Complete	11/24/2025
xx	xx	2096170		xx	Ohio	Not Covered/Exempt	1	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Cash Out	790			20		Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			No Documentation	QC Complete	11/05/2025
xx	xx	2096171		xx	Ohio	Not Covered/Exempt	1	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Cash Out	790		xx	20		Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			No Documentation	QC Complete	11/05/2025
xx	xx	2096172		xx	North Carolina	Not Covered/Exempt	1	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Cash Out	774					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			DSCR	QC Complete	11/05/2025
xx	xx	2096173		xx	North Carolina	Not Covered/Exempt	1	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Cash Out	774					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			DSCR	QC Complete	11/05/2025
xx	xx	2103451		xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Cash Out	770			3		Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			DSCR	QC Complete	11/19/2025
xx	xx	2096174		xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						2 Family	xx	xx	xx	Investor	Purchase	794		xx	6		Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	No Documentation	QC Complete	11/03/2025
xx	xx	2103452		xx	Texas	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Required Documentation Missing or Incomplete - EV R COMMENT: Provide an updated signed application reflecting the change in loan number from xx to xx. Resolved 11/13/2025 - Received updated 1003, condition resolved.			2 Family	xx	xx	xx	Investor	Purchase	768					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	DSCR	QC Complete	11/11/2025
xx	xx	2106504		xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Refinance	805		xx	4		Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				No Documentation	QC Complete	12/05/2025
xx	xx	2106503		xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Refinance	805		xx	4		Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				No Documentation	QC Complete	12/05/2025
xx	xx	2103454		xx	Georgia	Not Covered/Exempt	1	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Cash Out	745		xx	36		Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			DSCR	QC Complete	11/26/2025
xx	xx	2103455		xx	Georgia	Not Covered/Exempt	1	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Cash Out	757		xx	19		Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			DSCR	QC Complete	11/26/2025